Sales - Trade receivables - Allowances reconciliation - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Change in IFRS 9 provision	€ 2	€ (33)	€ 2
Changes in the scope of consolidation	(91)	0	(1)
Net addition with impact on income statement	€ (212)	(383)	€ (332)
Telecom activities, operating segment | Health crisis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net addition with impact on income statement		€ (129)